MORTGAGE LOANS ON REAL ESTATE - Schedule of Credit Quality Indicators (Details) - Real Estate - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	$ 451		$ 866
Fiscal year before current fiscal year	849		1,529
Two years before current fiscal year	1,280		3,635
Three years before current fiscal year	3,262		1,594
Four years before current fiscal year	1,419		1,114
Prior	4,361		3,846
Total	11,622		12,584
Allowance for credit losses	(153)		(158)
Total, net of allowance	11,469		12,426
Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total	9,057		9,891
Allowance for credit losses	(140)	$ (158)	(149)	$ (66)	$ (61)	$ (60)
Total, net of allowance	8,917		9,742
Commercial mortgage loans | Current
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	240		569
Fiscal year before current fiscal year	430		607
Two years before current fiscal year	590		2,428
Three years before current fiscal year	2,268		1,280
Four years before current fiscal year	1,141		961
Prior	4,034		3,735
Total	8,703		9,580
Commercial mortgage loans | 30-59 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0		0
Fiscal year before current fiscal year	82		25
Two years before current fiscal year	0		4
Three years before current fiscal year	10		0
Four years before current fiscal year	0		10
Prior	15		48
Total	107		87
Commercial mortgage loans | 60-89 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0		0
Fiscal year before current fiscal year	0		0
Two years before current fiscal year	0		50
Three years before current fiscal year	0		30
Four years before current fiscal year	0		0
Prior	42		0
Total	42		80
Commercial mortgage loans | Non-accrual
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0		0
Fiscal year before current fiscal year	0		8
Two years before current fiscal year	12		42
Three years before current fiscal year	8		40
Four years before current fiscal year	53		6
Prior	132		48
Total	205		144
Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total	2,565		2,693
Allowance for credit losses	(13)	$ (10)	(9)	$ 0	$ 0	$ 0
Residential mortgage loans | Current
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	208		291
Fiscal year before current fiscal year	329		790
Two years before current fiscal year	572		970
Three years before current fiscal year	843		222
Four years before current fiscal year	203		121
Prior	123		7
Total	2,278		2,401
Residential mortgage loans | 30-59 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	3		3
Fiscal year before current fiscal year	6		41
Two years before current fiscal year	20		45
Three years before current fiscal year	32		2
Four years before current fiscal year	6		4
Prior	4		0
Total	71		95
Residential mortgage loans | 60-89 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0		0
Fiscal year before current fiscal year	1		7
Two years before current fiscal year	8		20
Three years before current fiscal year	29		2
Four years before current fiscal year	4		4
Prior	2		5
Total	44		38
Residential mortgage loans | Non-accrual
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0		3
Fiscal year before current fiscal year	1		51
Two years before current fiscal year	78		76
Three years before current fiscal year	72		18
Four years before current fiscal year	12		8
Prior	9		3
Total	$ 172		$ 159